Commitments, contingent liabilities and other (Tables)	12 Months Ended
Mar. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Aggregate Amounts of Year-by-Year Payment of Purchase Commitments

The schedule of the aggregate amounts of year-by-year payment of purchase commitments during the next five fiscal years and thereafter is as follows:

Fiscal year ending March 31	Yen in millions
2017	279,201
2018	67,192
2019	39,889
2020	14,265
2021	8,685
Later fiscal years	11,018

Total	420,250

Changes in Product Warranty Liability

The changes in product warranty liability for the fiscal years ended March 31, 2014, 2015 and 2016 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2014	2015	2016
Balance at beginning of the fiscal year	66,776	79,718	75,129
Additional liabilities for warranties	83,959	87,902	83,227
Settlements (in cash or in kind)	(72,230)	(78,356)	(81,462)
Changes in estimate for pre-existing warranty reserve	(6,070)	(13,731)	(6,440)
Translation adjustment	7,283	(404)	(3,511)

Balance at end of the fiscal year	79,718	75,129	66,943